Related Party Transactions:	12 Months Ended
Sep. 30, 2025
Related Party Transactions
Related Party Transactions:

15.	Related Party Transactions:

Management compensation

Key management compensation comprises the following:

	September 30, 2025	September 30, 2024
Salaries, bonus and other benefits	989	1,185
Share based compensation	681	969
Key Management Personnel Compensation	1,670	2,154

Share based compensation includes a portion of options that are granted but have not vested and are valued using the Monte Carlo valuation method. See details in Special Option Grants below:

Promissory note

	September 30, 2025	September 30, 2024
Promissory Note (note 10(b))	—	519

Research Lab – Facility Usage Agreement

In May 2021, Electrovaya entered a month-to-month Facility Usage Agreement for the use of space and allocated staff of a third-party research firm providing access to laboratory facilities, primarily for research. The laboratory and pilot plant facilities have certain equipment and permits for research and developments with chemicals. The term of the agreement was for six months and could be terminated by either party upon 90 days notice.

In July 2021, the facility was acquired by an investor group controlled by the family of Dr. Sankar Das Gupta, which includes its CEO, Dr. Rajshekar Das Gupta. The Facility Usage Agreement was not changed on the change of ownership and remains in effect between the Company and the owner, such that the monthly payment of Cdn $26,922 is now made to a related party of Electrovaya.

On June 7, 2023, the Facility Usage Agreement was retroactively extended from January 1, 2023, for an additional three years. The lease has been recognized as a lease liability, with a corresponding right of use asset. Total amount of rent paid to the related party in the financial year ending September 30, 2025, is $229 (September 30, 2024 : $231).

Special Options Grants

In September 2021, on the recommendation of the Compensation Committee of the Company, a committee composed entirely of independent directors, the Board of Directors of the Company determined that it is advisable and in the best interests of the Company to amend the terms of the compensation of certain key personnel to incentivize future performance, to encourage retention of their services, and to align their interests with those of the Company’s shareholders.

Dr. Sankar Das Gupta was granted 700,000 options which vest in two tranches of 200,000 options and one tranche of 300,000 options, based on reaching specific target market capitalizations. The fair value of these options on the day of grant is calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. During the year ended September 30, 2025, the Company recognised stock-based compensation expense of $257 (September 30, 2024: $456).

Dr. Rajshekar Das Gupta was granted 900,000 options which vest in three tranches of 300,000 options based on reaching specific target market capitalizations. These fair value of these options on the day of issuance is calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. During the year ended September 30, 2025, the Company recognised stock-based compensation expense of $Nil (September 30, 2024: $Nil).

In April 2023, following the suggestion of the Company's Compensation Committee, consisting entirely of independent directors, the Company's Board of Directors awarded Dr. Rajshekar Das Gupta a total of 600,000 options. These options will vest in two phases: 300,000 options and 300,000 options, contingent upon achieving certain target market capitalizations. During the year ended September 30, 2025, the Company recognised stock-based compensation expense of $79 (September 30, 2024: $512).